Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Parenthetical) (Detail) - Equity-settled Performance-Based Restricted Share Units [Member]	6 Months Ended
Jun. 30, 2023
2021 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	2 years 3 months 18 days
2022 Employee Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	3 years [1]

[1]	Based on contractual terms